COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.   COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments for the construction of warehouses and equipment of RMB1,316,659 (US$201,787) at December 31, 2020, which are scheduled to be paid within one year.

Contingencies

From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.